Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	R 1,006,591	R 130,328
Changes from financing cash flows	(883,912)	800,857
Proceeds from borrowings	110,000	857,367
Repayment of borrowings		(9,759)
Repayment of related parties loans	(845,003)
Repayment of term loans	(101,708)
Payment of lease liabilities	(47,201)	(46,751)
Acquisition of a subsidiary	66,047
The effect of changes in foreign exchange rates	(46,638)	27,368
Other changes	61,474	48,038
Interest paid	(12,296)	(7,254)
New leases	63,204	45,990
Interest expense	10,566	9,302
Ending balance	203,562	1,006,591
Loans from related parties [Member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	891,977	8,362
Changes from financing cash flows	(845,003)	855,855
Proceeds from borrowings		857,367
Repayment of borrowings		(1,512)
Repayment of related parties loans	(845,003)
Repayment of term loans
Payment of lease liabilities
Acquisition of a subsidiary
The effect of changes in foreign exchange rates	(43,110)	25,712
Other changes	(1,730)	2,048
Interest paid	(1,730)
New leases
Interest expense		2,048
Ending balance	2,134	891,977
Other loans and borrowings [Member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	15,930	22,969
Changes from financing cash flows	8,292	(8,247)
Proceeds from borrowings	110,000
Repayment of borrowings		(8,247)
Repayment of related parties loans
Repayment of term loans	(101,708)
Payment of lease liabilities
Acquisition of a subsidiary	66,047
The effect of changes in foreign exchange rates	(919)	1,208
Other changes
Interest paid	(4,317)	(1,666)
New leases
Interest expense	4,317	1,666
Ending balance	89,350	15,930
Lease liabilities [member]
Term Loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Beginning balance	98,684	98,997
Changes from financing cash flows	(47,201)	(46,751)
Proceeds from borrowings
Repayment of related parties loans
Repayment of term loans
Payment of lease liabilities	(47,201)	(46,751)
Acquisition of a subsidiary
The effect of changes in foreign exchange rates	(2,609)	448
Other changes	63,204	45,990
Interest paid	(6,249)	(5,588)
New leases	63,204	45,990
Interest expense	6,249	5,588
Ending balance	R 112,078	R 98,684